UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2019

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress Small Cap Growth Fund

ANNUAL REPORT

October 31, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Congress Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.congressasset.com/funds. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (888) 688-1299.

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Performance Information	9
Sector Allocations	15
Schedules of Investments
Large Cap Growth	16
Mid Cap Growth	18
Small Cap Growth	20
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	30
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	49
Expense Examples	50
Approval of Investment Advisory Agreement	53
Trustees and Executive Officers	58
Additional Information	62
Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period November 1, 2018 to October 31, 2019

Dear Fellow Shareholders:

General Market Commentary:

The fiscal year ending October 31, 2019 witnessed stock market volatility induced by vacillating Federal Reserve (Fed) interest rate policies and expanded trade restrictions.  As the year drew to a close, the stock market responded favorably to the Fed’s summer easing and a more conciliatory tone on trade.

After raising short term rates in December 2018, the Fed reversed course and lowered rates three times, the last being October 30, 2019.  Further, the Fed committed to purchasing $60 billion a month of short-term Treasury debt.  The Fed has said it was reacting to concerns regarding economic growth as economies in Europe and China have slowed.  In addition, economic reports indicated that many businesses had pulled back on large investments due to uncertain trade policies hindering plans for future spending.  By lowering short term rates, the Fed assuaged investor concerns that it would use its full employment mandate to stand pat in the face of evident slowing.

The U.S. economy held up well compared with other industrialized nations thanks to the strength of the consumer.  Job growth was the driving force throughout the year. Unemployment remained low, in the 3.5% range, a level not seen since the 1960s.  On average, the economy continued to create approximately 170,000 jobs per month, enough to accommodate new job market entrants.  The cumulative effect of consistent job creation allowed the savings rate to breach 8% and consumer net worth to reach record highs.

The U.S. economy remains stronger than commonly perceived.  The expansion has been built on broad employment gains that have bolstered consumer confidence.  Wage growth is accelerating, improving consumer spending capacity.  Consumers are using that capacity to spend on innovative products and services, be it new ways to watch movies, new ways to communicate or new ways to shop.  Financial headlines tout economic slowdowns in Europe and China and the threat of a hard Brexit, but these will not deter the average consumer when wages are increasing and job availability remains robust.

Despite increased volatility, U.S. equities continued to march ahead during the fiscal year, with the U.S. equity bellwether S&P 500® Index returning 14.33% for the 12-month period. Smaller stocks, as represented by the Russell 2000® Index, did not perform as well, but still rose 4.90%.

CONGRESS LARGE CAP GROWTH FUND	Ticker Symbols
(“Large Cap Growth” or the “Fund”)	Institutional Share: CMLIX
Retail Share: CAMLX

Summary of Results
For the fiscal year ended October 31, 2019, the Fund’s Retail Class shares returned 18.61%, while the Institutional Class shares returned 18.94%.  This compares with a return of 17.10% during the reporting period for the Russell 1000® Growth Index (“the Index”), which serves as the Fund’s benchmark.

Market Environment
The Russell 1000® Growth Index rose 17.10% for the 12 month period ending October 31, 2019. All sectors within the Index except Energy were positive.  The sectors that contributed the most to the Index’s returns were Information Technology, Consumer Discretionary, Communication Services, and Industrials.

Key events that drove the market in the past year included a correction that rattled U.S. equities in the 4th quarter of 2018.  That bout of volatility set major indices back.  Stocks soon recovered, however, in large part due the strong domestic activity.  Domestic growth was bolstered by employment gains, wage growth, and a low interest rate environment.  The market was susceptible to headline induced volatility throughout the year.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance included strong stock selection in the Industrials, Health Care, and Consumer Staples sectors.  However, stock selection and a slight underweight allocation relative to the Index in Information Technology detracted from performance.  In addition, the Fund’s cash allocation negatively impacted performance.  Under normal conditions the Fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity.  In a period when equity markets rose, as measured by the Index, holding cash hurt performance versus the benchmark, which has no cash position.

The stocks that contributed the most to the year’s gains were software company Microsoft Corporation, global payments provider Visa, Inc., financial ratings and research leader Moody’s Corporation, wireless infrastructure operator American Tower Corporation, and home improvement retailer Home Depot, Inc.

•
Microsoft, the world’s largest software company, reported very strong 2nd quarter 2019 results that beat top-line expectations by greater than $700 million, with commercial business and hybrid cloud demand driving most of the upside.

•
Visa, a global payments technology company, continues to be well-positioned to benefit from positive industry trends including increased global consumption, a shift to electronic payments, and growth in business-to-business solutions.

The stocks that detracted the most from performance were IT services supplier Cognizant Technology Solutions, financial services provider Charles Schwab Corp., e-commerce company Etsy, Inc., automotive industry components and parts distributor BorgWarner, Inc., and research-based biopharmaceutical producer Abbvie, Inc.

•
Cognizant provides information technology and consulting services.  The stock declined primarily due to lowered full year guidance resulting from headwinds in two of the company’s key verticals; healthcare and financial services.  Health Care was pressured due to a decline in spending caused by client mergers, the roll-off of a large sub-contracted engagement, and a significant contract loss. In financial services, the company felt the impact of  lower regional bank spending and unexpected weakness in insurance. Finally, the company is under the leadership of a new CEO.  As a result, the position was sold.

•
Schwab, a retail bank and brokerage firm, continues to suffer from the current low interest rate environment.  This situation shows no indication of changing over the near-term.  Furthermore, a reduction in commissions for online trading will pressure the company’s top line.  As a result, the position was sold.

CONGRESS MID CAP GROWTH FUND	Ticker Symbols
(“Mid Cap Growth” or the “Fund”)	Institutional Share: IMIDX
Retail Share: CMIDX

Summary of Results
For the fiscal year ended October 31, 2019, the Fund’s Retail Class shares returned 19.60%, while the Institutional Class shares returned 19.86%.  This compares with a return of 18.93% during the reporting period for the Russell Midcap® Growth Index (“the Index”), which serves as the Fund’s benchmark.

Market Environment
The Russell Midcap® Growth Index rose 18.93% for the 12 month period ending October 31, 2019. All sectors within the Index except Energy and Communication Services were positive.  The sectors that contributed most to the Index’s returns were Information Technology, Industrials, Consumer Discretionary, and Health Care.

Key events that drove the market in the past year included a correction that rattled U.S. equities in the 4th quarter of 2018.  That bout of volatility set major indices back.  Stocks soon recovered, however, in large part due the strong domestic activity.  Domestic growth was bolstered by employment gains, wage growth, and a low interest rate environment.  The market was susceptible to headline induced volatility throughout the year.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance included stock selection in the Industrials, Health Care, and Real Estate sectors.  Also, with no allocation to Energy the Fund avoided the Index’s worst performing sector.  However, stock selection in the Consumer Discretionary and Consumer Staples sectors detracted from relative performance during the reporting period.  In addition, the Fund’s underweight relative allocations to Information Technology and Real Estate detracted from performance.

The stocks that contributed the most to the year’s gains were power generation products leader Generac Holdings, Inc., electronic test and measurement manufacturer Keysight Technologies, Inc., cloud-based payroll provider Paycom Software, Inc., online vehicle auction operator Copart, Inc., and electronic design automation company Synopsys, Inc.

•
Generac Holdings, a leading global designer and manufacturer of a wide range of power generation equipment, delivered solid organic growth and margin results over the reporting period.  The company’s Commercial & Industrial Products unit was fueled by demand for standby generators from telecommunications companies, in particular.

•	Keysight Technologies, an electronic and communication test and measurement provider, is benefiting from the early stages of 5G standards development and testing.

The stocks that detracted the most from performance were global apparel company PVH Corp., biopharmaceutical producer Jazz Pharmaceuticals PLC, industrial distributor HD Supply Holdings, Inc., video game publisher Take-Two Interactive Software, Inc., and payment processing solution provider WEX, Inc..

•	PVH, a designer and marketer of apparel and accessories, struggled due to slowing retail trends and the impact of tariffs. The position was sold as a result.

•
Jazz Pharmaceuticals, a biopharmaceutical company focused on developing sleep disorder and hematology/oncology treatment drugs, has been negatively impacted by disappointing results from a couple of key pipeline drugs.  The longer-term outlook for these drugs remains promising, however.

CONGRESS SMALL CAP GROWTH FUND	Ticker Symbols
(“Small Cap Growth” or the “Fund”)	Institutional Share: CSMCX
Retail Share: CSMVX

Summary of Results
For the fiscal year ended October 31, 2019, the Fund’s Retail Class shares returned 9.19%, while the Institutional Class shares returned 9.41%.  This compares with a return of 6.40% during the reporting period for the Russell 2000® Growth Index (“the Index”), which serves as the Fund’s benchmark.

Market Environment
The Russell 2000® Growth Index rose 6.40% for the 12 month period ending October 31, 2019. The Index’s returns were driven primarily by the Information Technology, Industrials, Consumer Discretionary, and Real Estate sectors.  The Energy, Health Care, and Communication Services sectors served as drag on performance, however.

Key events that drove the market in the past year included a correction that rattled U.S. equities in the 4th quarter of 2018.  That bout of volatility set major indices back.  Stocks soon recovered, however, in large part due the strong domestic activity.  Domestic growth was bolstered by employment gains, wage growth, and a low interest rate environment.  The market was susceptible to headline induced volatility throughout the year.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance included strong stock selection in the Information Technology, Industrials, Consumer Staples, and Financials sectors.  In addition, an overweight relative allocation to Information Technology benefited performance.  However, stock selection in the Health Care and Consumer Discretionary sectors detracted from relative performance during the reporting period.  In addition, not holding any positions in Real Estate and Utilities detracted from the Fund’s performance.

The stocks that contributed the most to the year’s gains were cloud-based collaboration provider RingCentral, Inc., wood-alternative decking manufacturer Trex Company, Inc., information security company CyberArk Software, Ltd., online advertising marketplace Trade Desk, Inc., and online payroll technology company Paycom Software, Inc.

•
RingCentral provides a cloud-based communication platform that enables business collaboration. The company is gaining significant market share in the middle and enterprise market segments from the larger legacy telecom companies.

•	Trex Company, a manufacturer of outdoor living products including wood-alternative decking and railing, has benefited from a new product launch and improving housing construction activity.

The stocks that detracted the most from performance were medical technology manufacturer Inogen, Inc., medical device producer Merit Medical Systems, Inc., specialty retailer Children’s Place, Inc., behavioral healthcare provider Acadia Healthcare Company, Inc., and biopharmaceutical company Ligand Pharmaceuticals, Inc.

•
Inogen manufactures portable oxygen concentrators used in the delivery of supplemental long-term oxygen to patients with chronic respiratory conditions.  While sales growth remains impressive, the company is in the middle of an investment period, a new product launch, is facing a competitive entrant, and a large customer’s slowdown.  As a result, the position was sold.

•	Merit Medical Systems provides single-use medical products. The company has struggled due to recent acquisitions and the reversal of positive product mix trends.

In Closing:
As the investment world continues to evolve, we appreciate our shareholders’ continued confidence and trust in us. We look forward to continuing to serve you.

Sincerely,

Daniel A. Lagan, CFA	Todd Solomon, CFA
Large Cap Growth	Mid Cap Growth

Gregg O’Keefe, CFA	Lanny Thorndike
Small Cap Growth	Large Cap Growth
Mid Cap Growth	Small Cap Growth

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and medium cap securities involve additional risks such as limited liquidity and greater volatility.

The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap® Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 2000® Growth Index is a broadly diversified index predominantly made up of growth stocks of small U.S. companies. The S&P 500® Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. The Russell 2000® Index is a broadly diversified index that measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the U.S. Equity Universe. One cannot invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2019

		Since	Ending
		Inception	Value
	One Year	(9/18/2017)(1)	(10/31/2019)
Large Cap Growth, Retail Class	18.61%	15.09%	$13,467
Russell 1000® Growth Index	17.10%	15.32%	13,523
S&P 500® Index	14.33%	11.70%	12,643

This chart illustrates the performance of a hypothetical $10,000 investment made on September 18, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

(1)
Effective as of the close of business on September 15, 2017, Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Due to the change related to the Reorganization, the Retail Class inception is now September 18, 2017.

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2019

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2019)
Large Cap Growth,
Institutional Class	18.94%	18.63%	12.77%	14.29%	$380,213
Russell 1000® Growth Index	17.10%	18.92%	13.43%	15.41%	419,376
S&P 500® Index	14.33%	14.91%	10.78%	13.70%	360,960

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

The information shown reflects the historical performance of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”). Effective as of the close of business on September 15, 2017, the Accounting Survivor was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Upon completion of the reorganization, the Fund assumed the performance, financial and other historical information of the Accounting Survivor.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2019

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(10/31/2012)	(10/31/2019)
Mid Cap Growth,
Retail Class	19.60%	14.03%	10.19%	13.22%	$23,855
Russell Midcap®
Growth Index	18.93%	16.81%	10.92%	14.48%	25,769
S&P 500® Index	14.33%	14.91%	10.78%	13.91%	24,880

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2019

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(10/31/2012)	(10/31/2019)
Mid Cap Growth,
Institutional Class	19.86%	14.33%	10.47%	13.49%	$242,547
Russell Midcap®
Growth Index	18.93%	16.81%	10.92%	14.48%	257,684
S&P 500® Index	14.33%	14.91%	10.78%	13.91%	248,791

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2019

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2019)
Small Cap Growth, Retail Class	9.19%	17.38%	9.01%	12.88%	$33,576
Russell 2000® Growth Index	6.40%	13.22%	8.38%	13.38%	35,095

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Retail Class shown in the table reflect the returns of the Investor Class of the Predecessor Fund.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2019

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2019)
Small Cap Growth,
Institutional Class	9.41%	17.66%	9.30%	13.22%	$346,070
Russell 2000® Growth Index	6.40%	13.22%	8.38%	13.38%	350,948

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Institutional Class shown in the table reflect the returns of the Institutional Class of the Predecessor Fund.

CONGRESS FUNDS

SECTOR ALLOCATIONS at October 31, 2019 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	33.7%
Consumer Discretionary	14.8%
Industrials	10.7%
Health Care	11.0%
Financials	8.2%
Consumer Staples	7.1%
Communication Services	6.3%
Real Estate	3.8%
Materials	1.8%
Energy	1.2%
Cash(1)	1.4%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	29.9%
Industrials	25.9%
Health Care	14.0%
Consumer Discretionary	10.0%
Consumer Staples	7.6%
Financials	4.6%
Materials	2.9%
Real Estate	2.7%
Communication Services	2.2%
Cash(1)	0.2%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Industrials	27.9%
Information Technology	25.0%
Health Care	16.3%
Consumer Discretionary	11.8%
Consumer Staples	6.4%
Materials	2.8%
Financials	2.1%
Energy	0.9%
Cash(1)	6.8%
Total	100.0%

(1)  Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2019

Shares		Value
COMMON STOCKS: 98.6%
Aerospace & Defense: 1.4%
13,300	Northrop
	Grumman Corp.	$4,687,984

Banks: 1.4%
44,000	First Republic Bank	4,679,840

Beverages: 1.3%
31,109	PepsiCo, Inc.	4,267,222

Biotechnology: 1.7%
28,000	Vertex Pharmaceuticals,
	Inc. (1)	5,473,440

Capital Markets: 5.0%
20,100	CME Group, Inc. –
	Class A	4,135,575
56,916	Moody’s Corp.	12,560,792
		16,696,367
Chemicals: 1.8%
27,500	Air Products &
	Chemicals, Inc.	5,864,650

Commercial Services
& Supplies: 2.5%
30,500	Cintas Corp.	8,194,435

Communications Equipment: 3.2%
106,200	Cisco Systems, Inc.	5,045,562
32,600	Motorola
	Solutions, Inc.	5,422,032
		10,467,594
Diversified Financial Services: 0.4%
4	Berkshire Hathaway,
	Inc. – Class A (1)	1,275,756

Entertainment: 1.3%
32,100	The Walt
	Disney Co.	4,170,432

Equity Real Estate
Investment Trusts: 3.8%
58,448	American
	Tower Corp.	12,746,340

Food & Staples Retailing: 2.4%
26,900	Costco
	Wholesale Corp.	7,992,259

Health Care Equipment
& Supplies: 5.7%
97,556	Abbott Laboratories	8,156,657
10,000	Intuitive
	Surgical, Inc. (1)	5,529,500
24,300	Stryker Corp.	5,255,361
		18,941,518
Household Products: 1.3%
35,300	The Procter &
	Gamble Co.	4,395,203

Industrial Conglomerates: 3.6%
29,800	Honeywell
	International, Inc.	5,147,354
20,500	Roper
	Technologies, Inc.	6,907,680
		12,055,034
Insurance: 1.4%
66,300	The Progressive
	Corp.	4,621,110

Interactive Media & Services: 5.0%
8,400	Alphabet, Inc. –
	Class A (1)	10,573,920
4,613	Alphabet, Inc. –
	Class C (1)	5,812,887
		16,386,807
Internet & Direct
Marketing Retail: 6.4%
9,966	Amazon.com, Inc. (1)	17,706,194
80,100	Etsy, Inc. (1)	3,563,649
		21,269,843
IT Services: 8.4%
21,200	Accenture PLC –
	Class A	3,930,904
45,700	PayPal
	Holdings, Inc. (1)	4,757,370
106,652	Visa, Inc. – Class A	19,075,777
		27,764,051

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2019 (Continued)

Shares		Value
COMMON STOCKS: 98.6% (Continued)

Life Sciences Tools & Services: 1.5%
16,700	Thermo Fisher
	Scientific, Inc.	$5,043,066

Multiline Retail: 1.9%
38,800	Dollar General Corp.	6,221,192

Oil, Gas & Consumable Fuels: 1.2%
33,700	Chevron Corp.	3,913,918

Personal Products: 2.1%
36,400	Estée Lauder
	Companies, Inc. –
	Class A	6,780,228

Pharmaceuticals: 2.1%
54,200	Zoetis, Inc.	6,933,264

Professional Services: 1.6%
35,920	Verisk
	Analytics, Inc.	5,197,624

Road & Rail: 1.6%
60,000	Canadian National
	Railway Co.	5,362,200

Semiconductors &
Semiconductor Equipment: 1.2%
44,400	Xilinx, Inc.	4,028,856

Software: 13.8%
53,192	Adobe
	Systems, Inc. (1)	14,783,652
17,700	ANSYS, Inc. (1)	3,896,655
26,500	Intuit, Inc.	6,823,750
141,151	Microsoft Corp.	20,236,819
		45,740,876
Specialty Retail: 5.3%
51,695	The Home
	Depot, Inc.	12,126,613
95,600	The TJX
	Companies, Inc.	5,511,340
		17,637,953
Technology Hardware,
Storage & Peripherals: 7.1%
94,050	Apple, Inc.	23,395,878

Textiles, Apparel &
Luxury Goods: 1.2%
49,000	V.F. Corp.	4,032,210
TOTAL COMMON STOCKS
(Cost $168,692,823)		326,237,150

SHORT-TERM INVESTMENTS: 1.5%

Money Market Funds: 1.5%
5,096,418	First American
	Treasury
	Obligations Fund –
	Class X,
	1.733% (2)	5,096,418
TOTAL SHORT-TERM
INVESTMENTS
(Cost $5,096,418)		5,096,418
TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $173,789,241)		331,333,568
Liabilities in Excess
of Other Assets: (0.1)%		(222,111)
TOTAL NET
ASSETS: 100.0%		$331,111,457

(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of October 31, 2019.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2019

Shares		Value
COMMON STOCKS: 99.8%

Aerospace & Defense: 2.6%
85,000	Teledyne
	Technologies,
	Inc. (1)	$28,016,000

Banks: 2.5%
250,026	First
	Republic Bank	26,592,765

Building Products: 2.5%
110,012	Lennox
	International, Inc.	27,212,568

Capital Markets: 2.1%
275,027	Raymond James
	Financial, Inc.	22,962,004

Commercial Services
& Supplies: 7.7%
100,014	Cintas Corp.	26,870,761
350,047	Copart, Inc. (1)	28,927,884
700,064	Rollins, Inc.	26,679,439
		82,478,084
Containers & Packaging: 2.9%
240,024	Avery Dennison
	Corp.	30,689,469

Distributors: 2.8%
145,017	Pool Corp.	30,076,526

Electrical Equipment: 3.6%
400,042	Generac
	Holdings, Inc. (1)	38,636,056

Electronic Equipment,
Instruments & Components: 5.9%
300,000	Keysight
	Technologies,
	Inc. (1)	30,273,000
140,000	Zebra
	Technologies
	Corp. – Class A (1)	33,301,800
		63,574,800
Entertainment: 2.2%
200,014	Take-Two
	Interactive
	Software, Inc. (1)	24,071,685

Equity Real Estate
Investment Trusts: 2.7%
175,000	Sun Communities,
	Inc.	28,463,750

Food Products: 5.3%
375,037	Lamb Weston
	Holdings, Inc.	29,267,887
175,000	McCormick &
	Company, Inc. (3)	28,120,750
		57,388,637
Health Care Equipment
& Supplies: 7.4%
85,010	The Cooper
	Companies, Inc.	24,737,910
200,000	ResMed, Inc.	29,584,000
175,000	STERIS PLC	24,774,750
		79,096,660
Household Products: 2.3%
350,000	Church & Dwight
	Co., Inc.	24,479,000

Internet & Direct
Marketing Retail: 1.9%
450,052	Etsy, Inc. (1)	20,022,814

IT Services: 9.4%
350,000	Booz Allen
	Hamilton
	Holding Corp.	24,629,500
675,081	Genpact Ltd.	26,442,923
190,020	Jack Henry &
	Associates, Inc.	26,899,231
125,000	WEX, Inc. (1)	23,647,500
		101,619,154

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2019 (Continued)

Shares		Value
COMMON STOCKS: 99.8% (Continued)

Life Sciences Tools
& Services: 4.9%
200,000	Charles River
	Laboratories
	International,
	Inc. (1)	$25,996,000
37,504	Mettler-Toledo
	International,
	Inc. (1)	26,438,070
		52,434,070
Machinery: 7.4%
185,000	IDEX Corp.	28,773,050
175,016	RBC
	Bearings, Inc. (1)	28,079,567
300,036	Xylem, Inc.	23,009,761
		79,862,378
Pharmaceuticals: 1.7%
150,014	Jazz
	Pharmaceuticals
	PLC (1)	18,846,259

Semiconductors &
Semiconductor Equipment: 8.3%
673,510	Diodes, Inc. (1)	31,419,242
170,020	Monolithic Power
	Systems, Inc.	25,489,398
350,027	Skyworks
	Solutions, Inc.	31,873,459
		88,782,099
Software: 6.3%
100,023	Paycom Software,
	Inc. (1)	21,157,865
266,451	Qualys, Inc. (1)	22,736,264
180,028	Synopsys, Inc. (1)	24,438,801
		68,332,930
Specialty Retail: 5.3%
150,016	Burlington Stores,
	Inc. (1)	28,828,575
225,000	Five Below,
	Inc. (1)	28,149,750
		56,978,325
Trading Companies
& Distributors: 2.1%
575,000	HD Supply
	Holdings,
	Inc. (1)	22,735,500
TOTAL COMMON STOCKS
(Cost $789,746,612)		1,073,351,533

SHORT-TERM INVESTMENTS: 0.3%

Money Market Funds: 0.3%
3,264,842	First American
	Treasury
	Obligations
	Fund –
	Class X,
	1.733% (2)	3,264,842
TOTAL SHORT-TERM
INVESTMENTS
(Cost $3,264,842)		3,264,842
TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $793,011,454)		1,076,616,375
Liabilities in Excess
of Other Assets: (0.1)%		(718,348)
TOTAL NET
ASSETS: 100.0%		$1,075,898,027

(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of October 31, 2019.
(3)	Non-voting shares.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2019

Shares		Value
COMMON STOCKS: 93.2%

Aerospace & Defense: 6.2%
29,000	Cubic Corp.	$2,138,460
38,000	Mercury
	Systems, Inc. (1)	2,799,080
		4,937,540
Auto Components: 2.1%
28,000	Fox Factory
	Holding Corp. (1)	1,706,320

Banks: 0.3%
9,000	CenterState
	Bank Corp.	228,240

Biotechnology: 5.1%
23,000	Emergent
	BioSolutions, Inc. (1)	1,314,680
2,800	Ligand
	Pharmaceuticals,
	Inc. (1)	304,668
30,500	Repligen Corp. (1)	2,424,445
		4,043,793
Building Products: 7.2%
30,000	AAON, Inc.	1,459,800
48,156	Trex
	Company, Inc. (1)	4,232,431
		5,692,231
Capital Markets: 1.8%
22,467	Cohen & Steers, Inc.	1,470,240

Chemicals: 2.8%
22,193	Balchem Corp.	2,246,154

Commercial Services
& Supplies: 4.1%
17,000	MSA Safety, Inc.	2,041,190
20,000	U.S. Ecology, Inc.	1,244,600
		3,285,790
Electronic Equipment,
Instruments & Components: 3.5%
17,500	Novanta, Inc. (1)	1,558,375
9,000	Rogers Corp. (1)	1,219,320
		2,777,695
Energy Equipment & Services: 0.9%
15,500	Core
	Laboratories NV	682,620

Food Products: 2.2%
70,000	The Simply Good
	Foods Co. (1)	1,717,800

Health Care Equipment
& Supplies: 3.3%
48,555	Merit Medical
	Systems, Inc. (1)	1,002,904
25,000	Neogen Corp. (1)	1,626,500
		2,629,404
Health Care Providers
& Services: 1.7%
22,790	AMN Healthcare
	Services, Inc. (1)	1,339,140

Health Care Technology: 2.3%
55,000	HMS Holdings
	Corp. (1)	1,797,950

Hotels, Restaurants
& Leisure: 1.9%
24,834	Ruth’s Hospitality
	Group, Inc.	511,084
4,362	Vail Resorts, Inc.	1,013,598
		1,524,682
Household Durables: 2.5%
13,000	Helen Of
	Troy Ltd. (1)	1,946,880

IT Services: 3.2%
40,544	WNS Holdings
	Ltd. – ADR (1)	2,507,241

Leisure Products: 1.4%
87,000	Clarus Corp.	1,109,250

Life Sciences Tools
& Services: 3.9%
13,000	Medpace
	Holdings, Inc. (1)	957,190
21,600	PRA Health
	Sciences, Inc. (1)	2,110,536
		3,067,726

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2019 (Continued)

Shares		Value
COMMON STOCKS: 93.2% (Continued)

Machinery: 4.8%
23,500	ESCO
	Technologies, Inc.	$1,985,515
11,500	RBC Bearings,
	Inc. (1)	1,845,060
		3,830,575
Personal Products: 4.2%
43,000	Inter Parfums, Inc.	3,329,490

Professional Services: 2.1%
26,100	ASGN, Inc. (1)	1,659,699

Road & Rail: 1.8%
16,092	Saia, Inc. (1)	1,435,406

Software: 18.3%
28,000	CyberArk
	Software Ltd. (1)	2,844,240
27,117	j2 Global, Inc.	2,575,030
12,000	Paycom
	Software, Inc. (1)	2,538,360
20,000	Qualys, Inc. (1)	1,706,600
19,903	RingCentral, Inc. –
	Class A (1)	3,214,733
30,000	SPS Commerce,
	Inc. (1)	1,583,100
		14,462,063
Specialty Retail: 3.7%
48,000	Boot Barn
	Holdings, Inc.(1)	1,682,400
15,343	The Children’s
	Place Inc.	1,256,745
		2,939,145
Textiles, Apparel &
Luxury Goods: 0.2%
2,500	Oxford
	Industries, Inc.	172,150

Trading Companies & Distributors: 1.7%
15,000	SiteOne Landscape
	Supply, Inc. (1)	1,320,900
TOTAL COMMON STOCKS
(Cost $47,436,723)		73,860,124

SHORT-TERM INVESTMENTS: 0.7%

Money Market Funds: 0.7%
537,500	First American
	Treasury
	Obligations
	Fund –
	Class X,
	1.733% (2)	537,500
TOTAL SHORT-TERM
INVESTMENTS
(Cost $537,500)		537,500
TOTAL INVESTMENTS
IN SECURITIES: 93.9%
(Cost $47,974,223)		74,397,624
Other Assets in Excess
of Liabilities: 6.1%		4,810,156
TOTAL NET
ASSETS: 100.0%		$79,207,780

ADR – American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of October 31, 2019.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2019

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
ASSETS
Investments in unaffiliated securities, at value
(Cost $173,789,241, $793,011,454,
and $47,974,223, respectively)	$331,333,568	$1,076,616,375	$74,397,624
Cash	—	—	3,048
Receivables:
Investment securities sold	—	—	4,922,616
Fund shares sold	3,897	718,133	445
Dividends and interest	148,178	207,464	17,581
Prepaid expenses	13,109	30,490	21,097
Total assets	331,498,752	1,077,572,462	79,362,411

LIABILITIES
Payables:
Fund shares redeemed	120,581	638,915	39,607
Investment advisory fees, net	139,686	539,508	36,036
Fund administration fees	31,520	101,576	11,027
Fund accounting fees	18,737	65,408	5,052
Distribution fees	804	7,847	10,131
Audit fees	23,600	23,600	23,600
Transfer agent fees	21,756	70,342	13,279
Custody fees	3,816	12,636	1,023
Chief Compliance Officer fees	1,648	1,648	1,648
Trustee fees	2,308	4,138	1,842
Sub-transfer agent fees	19,031	149,331	7,635
Other accrued expenses	3,808	59,486	3,751
Total liabilities	387,295	1,674,435	154,631
NET ASSETS	$331,111,457	$1,075,898,027	$79,207,780

COMPONENTS OF NET ASSETS
Paid-in capital	$148,880,029	$733,896,905	$46,513,253
Total distributable earnings	182,231,428	342,001,122	32,694,527
Total net assets	$331,111,457	$1,075,898,027	$79,207,780
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$3,931,774	$26,744,484	$44,521,420
Shares of beneficial interest
issued and outstanding	120,922	1,235,570	1,668,099
Net asset value, offering price, and
redemption price per share	$32.51	$21.65	$26.69
Institutional Class:
Net assets	$327,179,683	$1,049,153,543	$34,686,360
Shares of beneficial interest
issued and outstanding	10,014,493	47,865,404	1,185,884
Net asset value, offering price, and
redemption price per share	$32.67	$21.92	$29.25

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2019

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of $13,943,
$1,466, and $3,713, respectively)	$3,882,444	$7,070,455	$451,485
Interest	109,757	221,640	80,536
Other income	535	858	435
Total investment income	3,992,736	7,292,953	532,456

EXPENSES
Investment advisory fees	1,564,348	6,287,525	674,411
Administration fees	185,838	574,831	66,503
Transfer agent fees	129,960	385,560	78,962
Fund accounting fees	109,251	367,869	29,571
Sub-transfer agent fees	96,303	721,089	46,345
Registration expenses	41,283	51,904	37,559
Audit fees	23,600	23,600	23,600
Custody fees	22,588	76,514	6,162
Trustees fees	20,852	34,180	16,464
Miscellaneous expenses	13,598	38,686	8,738
Distribution fees – Retail Class	10,113	75,168	97,862
Chief Compliance Officer fees	9,741	9,616	9,741
Reports to shareholders	7,634	95,599	5,701
Legal fees	5,971	5,783	6,360
Insurance expenses	3,325	5,313	1,603
Interest expenses	—	739	—
Total expenses	2,244,405	8,753,976	1,109,582
Less: fees waived	—	—	(218,294)
Net expenses	2,244,405	8,753,976	891,288
Net investment income (loss)	1,748,331	(1,461,023)	(358,832)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	24,207,812	69,388,022	8,439,830
Change in net unrealized appreciation/depreciation
on investments	28,574,781	122,287,206	(1,308,422)
Change in net unrealized appreciation/depreciation
on translation of other assets and liabilities
in foreign currency	—	12	—
Net realized and unrealized
gain on investments	52,782,593	191,675,240	7,131,408
Net increase in net assets
resulting from operations	$54,530,924	$190,214,217	$6,772,576

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,748,331	$1,513,283
Net realized gain on investments	24,207,812	15,709,647
Change in net unrealized
appreciation/depreciation on investments	28,574,781	12,024,110
Net increase in net assets
resulting from operations	54,530,924	29,247,040

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(216,640)	(5,019)
Net distributions to shareholders – Institutional Class	(16,209,400)	(664,324)
Total distributions to shareholders	(16,426,040)	(669,343)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net
change in outstanding shares – Retail Class (1)	(747,506)	(667,194)
Decrease in net assets derived from net
change in outstanding shares – Institutional Class (1)	(3,624,155)	(16,582,814)
Total decrease in net assets
from capital share transactions	(4,371,661)	(17,250,008)
Total increase in net assets	33,733,223	11,327,689

NET ASSETS
Beginning of year	297,378,234	286,050,545
End of year	$331,111,457	$297,378,234

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	28,164	$849,259	34,625	$979,574
Shares issued in
reinvestment of distributions	7,374	199,624	172	4,682
Shares redeemed	(58,182)	(1,796,389)	(57,342)	(1,651,450)
Net decrease	(22,644)	$(747,506)	(22,545)	$(667,194)

	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	455,510	$13,245,850	491,950	$14,224,175
Shares issued in
reinvestment of distributions	502,586	13,640,177	18,851	513,276
Shares redeemed	(1,016,112)	(30,510,182)	(1,088,784)	(31,320,265)
Net decrease	(58,016)	$(3,624,155)	(577,983)	$(16,582,814)

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,461,023)	$466,147
Net realized gain on investments	69,388,022	36,006,401
Change in net unrealized appreciation/depreciation
on investments	122,287,206	(24,225,744)
Change in net unrealized appreciation/depreciation
on translation of other assets	12	—
Net increase in net assets
resulting from operations	190,214,217	12,246,804

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(915,155)	—
Net distributions to shareholders – Institutional Class	(26,818,059)	(364,309)
Total distributions to shareholders	(27,733,214)	(364,309)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net
change in outstanding shares – Retail Class (1)	(11,208,656)	(9,678,459)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class (1)	(79,834,829)	68,873,304
Total increase (decrease) in net assets
from capital share transactions	(91,043,485)	59,194,845
Total increase in net assets	71,437,518	71,077,340

NET ASSETS
Beginning of year	1,004,460,509	933,383,169
End of year	$1,075,898,027	$1,004,460,509

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	218,171	$4,332,960	507,932	$9,740,307
Shares issued in
reinvestment of distributions	42,509	768,991	—	—
Shares redeemed	(816,091)	(16,310,607)	(1,135,746)	(22,035,380)
Shares issued in connection
with the reorganization	—	—	144,262	2,616,614
Net decrease	(555,411)	$(11,208,656)	(483,552)	$(9,678,459)

	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	10,300,795	$204,131,777	14,122,460	$272,274,212
Shares issued in
reinvestment of distributions	1,015,919	18,571,006	12,963	243,675
Shares redeemed	(15,092,052)	(302,537,612)	(11,289,302)	(219,831,024)
Shares issued in connection
with the reorganization	—	—	883,617	16,186,441
Net increase (decrease)	(3,775,338)	$(79,834,829)	3,729,738	$68,873,304

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(358,832)	$(518,210)
Net realized gain on investments	8,439,830	7,889,937
Net change in unrealized
appreciation/depreciation on	(1,308,422)	2,989,086
Net increase in net assets
resulting from operations	6,772,576	10,360,813

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(4,339,059)	—
Net distributions to shareholders – Institutional Class	(2,634,243)	—
Total distributions to shareholders	(6,973,302)	—

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net
change in outstanding shares – Retail Class (1)	(3,975,779)	(4,348,486)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class (1)	3,159,578	(2,067,794)
Total decrease in net assets
from capital share transactions	(816,201)	(6,416,280)
Total increase (decrease) in net assets	(1,016,927)	3,944,533

NET ASSETS
Beginning of year	80,224,707	76,280,174
End of year	$79,207,780	$80,224,707

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	26,715	$684,678	163,770	$4,904,041
Shares issued in
reinvestment of distributions	173,522	4,135,031	—	—
Shares redeemed	(346,259)	(8,795,488)	(360,694)	(9,252,527)
Net decrease	(146,022)	$(3,975,779)	(196,924)	$(4,348,486)

	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	256,798	$7,339,126	192,580	$5,696,158
Shares issued in
reinvestment of distributions	82,634	2,154,257	—	—
Shares redeemed	(225,000)	(6,333,805)	(257,298)	(7,763,952)
Net increase (decrease)	114,432	$3,159,578	(64,718)	$(2,067,794)

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS
			Period
			Ended
	Year Ended October 31,		October 31,
	2019	2018	2017 (1)
Net asset value, beginning of year/period	$29.04	$26.41	$25.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.09	0.08	(0.00	)(3)
Net realized and unrealized
gain on investments	4.99	2.58	0.81
Total from investment operations	5.08	2.66	0.81

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.03)	—
From net realized gain	(1.47)	—	(0.37)
Total distributions	(1.61)	(0.03)	(0.37)
Net asset value, end of year/period	$32.51	$29.04	$26.41
Total return	18.61%	10.08%	3.14	%(4)

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$3.9	$4.2	$4.4
Portfolio turnover rate	20%	17%	25	%(4,5)

RATIOS:
Expenses to average net assets	0.96%	0.99%	0.94	%(6)
Net investment income (loss)
to average net assets	0.31%	0.26%	(0.10	)%(6)

(1)	For performance and accounting purposes, inception date is September 18, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Portfolio turnover is calculated at the total Fund level.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year (1)

INSTITUTIONAL CLASS
	Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$29.11	$26.45	$22.03	$23.36	$27.39

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.17	0.15	0.09	0.03	0.02
Net realized and unrealized
gain (loss) on investments	5.01	2.57	5.64	(0.55)	2.64
Total from investment operations	5.18	2.72	5.73	(0.52)	2.66

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.06)	(0.11)	(0.04)	—
From net realized gain	(1.47)	—	(1.20)	(0.77)	(6.69)
Total distributions	(1.62)	(0.06)	(1.31)	(0.81)	(6.69)
Paid-in capital from redemption	—	—	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$32.67	$29.11	$26.45	$22.03	$23.36
Total return	18.94%	10.32%	27.25%	(2.24)%	11.76%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$327.2	$293.2	$281.7	$205.6	$225.4
Portfolio turnover rate	20%	17%	25%	44%	46%

RATIOS:
Expenses to average net assets	0.71%	0.74%	1.05%	1.13%	1.11%
Net investment income
to average net assets	0.56%	0.50%	0.42%	0.13%	0.12%

(1)
Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. At the close of business on September 15, 2017, the Century Shares Trust, a series of Century Capital Management Trust (“Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s net asset value was $23.5215 while the Fund’s net asset value was $25.9993 on the date of Reorganization.

(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS
			Period
			Ended
	Year Ended October 31,		October 31,
	2019	2018	2017 (1)
Net asset value, beginning of year/period	$18.62	$18.46	$16.17

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.07)	(0.03)	(0.06)
Net realized and unrealized
gain (loss) on investments	3.62	0.19	2.35
Total from investment operations	3.55	0.16	2.29

LESS DISTRIBUTIONS:
From net investment income	—	—	—
From net realized gain	(0.52)	—	(0.00	)(3)
Total distributions	(0.52)	—	(0.00	)(3)
Paid-in capital from redemption	—	—	—
Net asset value, end of year/period	$21.65	$18.62	$18.46
Total return	19.60%	0.87%	14.16	%(4)

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$26.7	$33.3	$42.0
Portfolio turnover rate	26%	44%	30	%(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.08%	1.08%	1.05	%(5)
After fees waived and expenses absorbed	1.08%	1.08%	1.03	%(5,6)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.38)%	(0.18)%	(0.40	)%(5)
After fees waived and expenses absorbed	(0.38)%	(0.18)%	(0.38	)%(5)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class annual ratio of expenses to 1.10% of the Institutional Class daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

Year Ended December 31,
2016		2015		2014
$14.43		$14.55		$13.58

0.00	(3)	(0.02)		(0.01)

1.89		(0.00	)(3)	1.53
1.89		(0.02)		1.52

(0.00	)(3)	—		—
(0.15)		(0.10)		(0.56)
(0.15)		(0.10)		(0.56)
0.00	(3)	0.00	(3)	0.01
$16.17		$14.43		$14.55
13.11%		(0.15)%		11.22%

$48.0		$18.3		$13.0
18%		24%		35%

1.08%		1.12%		1.15%
1.00%		1.00%		1.00%

(0.07)%		(0.25)%		(0.22)%
0.01%		(0.13)%		(0.07)%

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

INSTITUTIONAL CLASS
				Period
				Ended
	Year Ended October 31,			October 31,
	2019		2018	2017 (1)
Net asset value, beginning of year/period	$18.81		$18.61	$16.26

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.03)		0.01	(0.02)
Net realized and unrealized
gain (loss) on investments	3.66		0.20	2.37
Total from investment operations	3.63		0.21	2.35

LESS DISTRIBUTIONS:
From net investment income	(0.00	)(3)	(0.01)	—
From net realized gain	(0.52)		—	0.00	(3)
Total distributions	(0.52)		(0.01)	0.00	(3)
Paid-in capital from redemption	—		—	—
Net asset value, end of year/period	$21.92		$18.81	$18.61
Total return	19.86%		1.12%	14.45	%(4)

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$1,049.2		$971.1	$891.4
Portfolio turnover rate	26%		44%	30	%(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.83%		0.83%	0.80	%(5)
After fees waived and expenses absorbed	0.83%		0.83%	0.78	%(5,6)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.13)%		0.06%	(0.15	)%(5)
After fees waived and expenses absorbed	(0.13)%		0.06%	(0.13	)%(5)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to 0.01%, $0.01, or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class annual ratio of expenses to 0.85% of the Institutional Class daily net assets. The prior contractual limit was 0.75%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

Year Ended December 31,
2016	2015		2014
$14.50	$14.60		$13.61

0.04	0.02		0.02

1.90	(0.00	)(3)	1.55
1.94	0.02		1.57

(0.03)	(0.02)		(0.02)
(0.15)	(0.10)		(0.56)
(0.18)	(0.12)		(0.58)
0.00 (3)	0.00	(3)	0.00 (3)
$16.26	$14.50		$14.60
13.38%	0.10%		11.49%

$556.4	$272.5		$190.5
18%	24%		35%

0.83%	0.87%		0.90%
0.75%	0.75%		0.75%

0.16%	0.00	%(3)	0.02%
0.24%	0.12%		0.17%

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year (1)

RETAIL CLASS
	Year Ended October 31,
	2019	2018		2017	2016	2015
Net asset value, beginning of year	$26.95	$23.54		$20.53	$28.53	$33.12

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.14)	(0.19)		(0.19)	(0.17)	(0.26)
Net realized and unrealized
gain (loss) on investments	2.33	3.60		6.20	(1.48)	0.83
Total from investment operations	2.19	3.41		6.01	(1.65)	0.57

LESS DISTRIBUTIONS:
From net realized gain	(2.45)	—		(2.86)	(6.35)	(5.16)
From return of capital	—	—		(0.14)	—	—
Total distributions	(2.45)	—		(3.00)	(6.35)	(5.16)
Paid-in capital from redemption	—	—		0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$26.69	$26.95		$23.54	$20.53	$28.53
Total return	9.19%	14.53%		29.32%	(6.77)%	2.14%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$44.5	$48.9		$47.3	$66.1	$100.7
Portfolio turnover rate	21%	35%		52%	82%	69%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.49%	1.45%		1.53%	1.46%	1.42%
After fees waived and
expenses absorbed	1.21%	1.33	%(4)	1.53%	1.46%	1.42%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.82)%	(0.86)%		(0.82)%	(0.78)%	(0.85)%
After fees waived and
expenses absorbed	(0.54)%	(0.74)%		(0.82)%	(0.78)%	(0.85)%

(1)	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class annual ratio of expenses to 1.25% of the Institutional Class daily net assets. The prior contractual limit was 1.55%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year (1)

INSTITUTIONAL CLASS
	Year Ended October 31,
	2019	2018		2017	2016	2015
Net asset value, beginning of year	$29.24	$25.47		$21.96	$30.00	$34.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.09)	(0.14)		(0.12)	(0.11)	(0.17)
Net realized and unrealized
gain (loss) on investments	2.55	3.91		6.63	(1.58)	0.87
Total from investment operations	2.46	3.77		6.51	(1.69)	0.70

LESS DISTRIBUTIONS:
From net realized gain	(2.45)	—		(2.86)	(6.35)	(5.16)
From return of capital	—	—		(0.14)	—	—
Total distributions	(2.45)	—		(3.00)	(6.35)	(5.16)
Paid-in capital from redemption	—	—		0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$29.25	$29.24		$25.47	$21.96	$30.00
Total return	9.41%	14.84%		29.63%	(6.53)%	2.48%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$34.7	$31.3		$28.9	$88.2	$164.1
Portfolio turnover rate	21%	35%		52%	82%	69%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.28%	1.20%		1.25%	1.16%	1.13%
After fees waived and
expenses absorbed	1.00%	1.08	%(4)	1.25%	1.16%	1.13%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.62)%	(0.61)%		(0.48)%	(0.47)%	(0.52)%
After fees waived and
expenses absorbed	(0.34)%	(0.49)%		(0.48)%	(0.47)%	(0.52)%

(1)	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class annual ratio of expenses to 1.00% of the Institutional Class daily net assets. The prior contractual limit was 1.30%.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2019. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$326,237,150	$—	$—	$326,237,150
Short-Term Investments	5,096,418	—	—	5,096,418
Total Investments
in Securities	$331,333,568	$—	$—	$331,333,568

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,073,351,533	$—	$—	$1,073,351,533
Short-Term Investments	3,264,842	—	—	3,264,842
Total Investments
in Securities	$1,076,616,375	$—	$—	$1,076,616,375

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$73,860,124	$—	$—	$73,860,124
Short-Term Investments	537,500	—	—	537,500
Total Investments
in Securities	$74,397,624	$—	$—	$74,397,624

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar years at least 98.0% of its net investment income (earned during the calendar years) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of year end October 31, 2019, the Funds did not defer any late year losses and did not have any capital loss carry-forwards.

As of October 31, 2019, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2019, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time Congress Asset Management Company, LLP (the “Advisor”) determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

J.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2019, the following adjustments were made (1):

	Distributable	Paid-in
	Earnings	Capital
Large Cap Growth	$(740,913)	$740,913
Mid Cap Growth	(9,139,281)	9,139,281
Small Cap Growth	(1,050,435)	1,050,435

(1)	These differences were primarily due to foreign currency, equalization, transfer-in-kind, distribution, net operating loss, and wash sale adjustments.

K.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

requirements of Topic 820.  The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.  The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.  Management has chosen to early adopt the eliminated or modified disclosures.

L.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC (“Foreside”) such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For Large Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For Mid Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund.  For Small Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. The advisory fees incurred during the year ended October 31, 2019, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

	Class	Expense Ratio
Large Cap Growth	Retail	1.20%
	Institutional	0.95%
Mid Cap Growth	Retail	1.10%
	Institutional	0.85%
Small Cap Growth	Retail	1.25%
	Institutional	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived during the year ended October 31, 2019, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

At October 31, 2019, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of Large Cap Growth, Mid Cap Growth, and Small Cap Growth that may be reimbursed were $71,966, $226,746, and $318,248, respectively. The Advisor may recapture a portion of the above amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Large Cap Growth:

Year of Expiration	Amount
December 31, 2019	$24,321
October 31, 2020	47,645

Mid Cap Growth:

Year of Expiration	Amount
December 31, 2019	$128,864
October 31, 2020	97,882

Small Cap Growth:

Year of Expiration	Amount
October 31, 2021	$99,954
October 31, 2022	218,294

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2019, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the year ended October 31, 2019, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the year ended October 31, 2019, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the year ended October 31, 2019, were as follows:

	Purchases	Sales/Maturities
Large Cap Growth	$60,468,065	$80,855,313
Mid Cap Growth	271,880,825	376,723,995
Small Cap Growth	15,946,376	26,468,133

There were no purchases or sales of long-term U.S. Government securities for the year ended October 31, 2019.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2019 and October 31, 2018, as applicable, were as follows:

Large Cap Growth:
	2019	2018
Distributions paid from:
Ordinary income	$1,554,432	$669,343
Long-term capital gain	14,871,608	—
	$16,426,040	$669,343

Mid Cap Growth:
	2019	2018
Distributions paid from:
Ordinary income	$163,824	$364,309
Long-term capital gain	27,569,390	—
	$27,733,214	$364,309

Small Cap Growth:
	2019	2018
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	6,973,302	—
	$6,973,302	$—

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2019 (Continued)

The components of accumulated earnings (losses) on a tax basis at fiscal year ended October 31, 2019, were as follows (1):

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$173,789,241	$793,000,336	$48,162,871
Gross tax unrealized
appreciation	159,496,937	303,952,828	27,333,924
Gross tax unrealized
depreciation	(1,952,610)	(20,336,777)	(1,099,171)
Gross tax unrealized
appreciation	157,544,327	283,616,051	26,234,753
Undistributed
ordinary income	1,267,955	8,338,763	1,632,762
Undistributed long-term
capital gain	23,419,146	50,046,308	4,827,012
Total distributable earnings	24,687,101	58,385,071	6,459,774
Other accumulated loss	—	—	—
Total accumulated gain	$182,231,428	$342,001,122	$32,694,527

(1)	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the year ended October 31, 2019, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$10,000,000
Largest amount outstanding
on an individual day	—	3,047,000	—
Average balance when in use	—	1,266,500	—
Credit facility outstanding as
of October 31, 2019	—	—	—
Average interest rate	—	5.25%	—

Interest expense for the year ended October 31, 2019, is disclosed in the Statements of Operations, if applicable.

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress Funds

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated within the financial statements, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 27, 2019

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/2019 – 10/31/2019).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2019 (Unaudited) (Continued)

Large Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/19	10/31/19	5/1/19 – 10/31/19 (1)
Retail Class Actual	$1,000.00	$1,046.30	$4.95
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.37	4.89

Institutional Class Actual	1,000.00	1,048.10	3.67
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.63	3.62

(1)
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.96% and 0.71%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/19	10/31/19	5/1/19 – 10/31/19 (2)
Retail Class Actual	$1,000.00	$1,030.00	$5.53
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.76	5.50

Institutional Class Actual	1,000.00	1,031.00	4.25
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.02	4.23

(2)
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.08% and 0.83%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2019 (Unaudited) (Continued)

Small Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/19	10/31/19	5/1/19 – 10/31/19 (3)
Retail Class Actual	$1,000.00	$993.70	$6.28
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,018.90	6.36

Institutional Class Actual	1,000.00	994.90	5.03
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.16	5.09

(3)
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.25% and 1.00%, respectively (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 22, 2019, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management Company, LLP (the “Advisor”) for each of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (each a “Fund,” and together, the “Funds”).  At this meeting and at a prior meeting held on May 21, 2019, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.	The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks, all for periods ended March 31, 2019.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe.

For the Congress Large Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year, three-year, five-year and ten-year periods.  The Board also considered the underperformance of the Congress Large Cap Growth Fund against its broad-based securities market benchmark for the one-year, three-year, five-year and ten-year periods.  The Board additionally considered the Fund’s underperformance compared to the Advisor’s large cap growth composite for the one-year and three-year periods, and outperformance for the five-year and ten-year periods ended March 31, 2019, and the reasons given by the Advisor for the differences in performance.

For the Congress Mid Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year period, underperformed for the three-year period and performed in line for the five-year period.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year and five-year periods.  The Board additionally considered the Fund’s underperformance compared to the Advisor’s mid cap growth composite for the one-year, three-year and five-year periods ended March 31, 2019, and the reasons given by the Advisor for that underperformance.

For the Congress Small Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year and three-year periods and underperformed for the five-year and ten-year periods.  The Board also considered the Fund’s outperformance against its broad-based securities market benchmark for the one-year and  three-year periods, and underperformance for the five-year and ten-year periods.  The Board additionally considered the Fund’s outperformance compared to the Advisor’s small cap growth composite for the one-year period and

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

underperformance for the three-year and five-year periods ended March 31, 2019, and the reasons given by the Advisor for the differences in performance.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

For the Congress Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.20% for the Fund’s Retail Class shares and 0.95% for its Institutional Class shares (the “Expense Caps”) and noted that the Fund was currently operating below these levels.  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were below its peer group median and average.  The Trustees also noted that the fees charged to the Congress Large Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Mid Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.10% for the Fund’s Retail Class shares and 0.85% for its Institutional Class shares (the “Expense Caps”), and noted that the Fund was currently operating below these levels.  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were below its peer group median and average.  The Trustees also noted that the fees charged to the Congress Mid Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Small Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

1.25% for the Fund’s Retail Class shares and 1.00% for its Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee was higher than its peer group median and average and that its net expense ratio (less Rule 12b-1 fees) was equal to its peer group median and less than its average.  The Trustees also noted that the fees charged to the Congress Small Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board also considered that, with respect to the Congress Large Cap Growth Fund and Congress Mid Cap Growth Fund, the annual expense ratio for all classes had declined to levels below the respective Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds.  The Board considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust	Time Served	Past Five Years	by Trustees	Past 5 Years
Independent Trustees of the Trust(1)
Kathleen T. Barr	Trustee	Indefinite	Former owner	3	Independent
(born 1955)		Term;	of a registered		Director,
c/o U.S. Bank Global		Since	investment adviser,		Muzinich BDC,
Fund Services		November	Productive Capital		Inc. (August
2020 E. Financial Way		2018.	Management, Inc.;		2019 to
Suite 100			formerly, Chief		present);
Glendora, CA 91741			Administrative Officer,		Independent
			Senior Vice President		Trustee for the
			and Senior Managing		William Blair
			Director of Allegiant		Funds (2013
			Asset Management		to present)
			Company (merged		(21 series);
			with PNC Capital		Independent
			Advisors, LLC		Trustee for the
			in 2009); formerly,		AmericaFirst
			Chief Administrative		Quantitative
			Officer, Chief		Funds (2012
			Compliance Officer		to 2016).
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust	Time Served	Past Five Years	by Trustees	Past 5 Years
Wallace L. Cook	Trustee	Indefinite	Investment	3	Trustee, The
(born 1939)		Term;	Consultant;		Dana
c/o U.S. Bank Global		Since	formerly, Chief		Foundation.
Fund Services		May 1991.	Executive Officer,
2020 E. Financial Way			Rockefeller Trust
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice
President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international
consumer products
conglomerate).
Eric W. Falkeis	Trustee	Indefinite	Chief Executive	3	Independent
(born 1973)		Term;	Officer, Tidal ETF		Director,
c/o U.S. Bank Global		Since	Services LLC (2018		Muzinich BDC,
Fund Services		September	to present); formerly,		Inc. (August
2020 E. Financial Way		2011.	Chief Operating		2019 to
Suite 100	Chair-	Indefinite	Officer, Direxion		present);
Glendora, CA 91741	person	Term;	Funds (2013 to		Interested
		Since	2018); formerly,		Trustee, Tidal
		August	Senior Vice President		ETF Trust
		2019.	and Chief Financial		(2018 to present)
			Officer (and other		(8 series);
			positions), U.S.		Former
			Bancorp Fund		Interested
			Services, LLC.		Trustee,
Direxion Funds
(22 series),
Direxion Shares
ETF Trust
(112 series) and
Direxion
Insurance Trust
(2013 to 2018).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust	Time Served	Past Five Years	by Trustees	Past 5 Years
Carl A. Froebel	Trustee	Indefinite	Formerly, President	3	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bank Global		Since	National Investor
Fund Services		May 1991.	Data Services,
2020 E. Financial Way			Inc. (investment
Suite 100			related computer
Glendora, CA 91741			software).
Steven J. Paggioli	Trustee	Indefinite	Consultant;	3	Independent
(born 1950)		Term;	formerly, Executive		Director,
c/o U.S. Bank Global		Since	Vice President,		Muzinich BDC,
Fund Services		May 1991.	Investment Company		Inc. (August
2020 E. Financial Way			Administration, LLC		2019 to present);
Suite 100			(mutual fund		Independent
Glendora, CA 91741			administrator).		Trustee, AMG
Funds
(55 series);
Advisory Board
Member,
Sustainable
Growth
Advisers, LP.
Officers of the Trust
Elaine E. Richards	President	Indefinite	Senior Vice	Not	Not
(born 1968)		Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global
Fund Services		March	Fund Services,
2020 E. Financial Way		2013.	since July 2007.
Suite 100	Secretary	Indefinite
Glendora, CA 91741		Term;
Since
February
2008.
Aaron J. Perkovich	Vice	Indefinite	Vice President,	Not	Not
(born 1973)	President	Term;	U.S. Bank	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Global Fund
Fund Services		March	Services, since
615 East Michigan St.		2017.	June 2006.
Milwaukee, WI 53202	Treasurer	Indefinite
Term;
Since
August
2016.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust	Time Served	Past Five Years	by Trustees	Past 5 Years
Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global
Fund Services		August	Fund Services
615 East Michigan St.		2016.	since June 2005.
Milwaukee, WI 53202
Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global
Fund Services		August	Fund Services,
615 East Michigan St.		2016.	since
Milwaukee, WI 53202			November 2007.
Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global
Fund Services		August	Fund Services,
615 East Michigan St.		2017.	since
Milwaukee, WI 53202			October 2006.
Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bank Global	Officer	Since	Compliance
Fund Services		July 2011.	Officer, U.S.
615 East Michigan St.	Anti-	Indefinite	Bank Global
Milwaukee, WI 53202	Money	Term;	Fund Services,
	Laundering	Since	since August 2004.
	Officer	July 2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”)
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth	100.00%
Mid Cap Growth	79.47%
Small Cap Growth	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2019, was as follows:

Large Cap Growth	100.00%
Mid Cap Growth	74.95%
Small Cap Growth	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Large Cap Growth	0.00%
Mid Cap Growth	100.00%
Small Cap Growth	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

CONGRESS FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Prior to March 31, 2019, the Funds filed their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-PORT and Form N-Q reports are available on the SEC’s website at www.sec.gov. The information on the Funds’ Form N-PORT and Form N-Q may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Congress Large Cap Growth Fund

Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund

Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Congress Small Cap Growth Fund

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    January 7, 2020

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    January 7, 2020

* Print the name and title of each signing officer under his or her signature.